FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 2 (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	$ 3,288	$ 618
Derivative liabilities, fair value	(374)	(304)
Total interest rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value		0
Derivative liabilities, fair value		0
Other interest rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount		22
Derivative assets, fair value		0
Derivative liabilities, notional amount		10
Derivative liabilities, fair value		0
Total foreign exchange rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	156	106
Derivative liabilities, fair value	(67)	(170)
Forward purchase contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	3,845	356
Derivative assets, fair value	133	2
Derivative liabilities, notional amount	1,023	2,199
Derivative liabilities, fair value	(43)	(113)
Forward sale contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	2,685	847
Derivative assets, fair value	16	24
Derivative liabilities, notional amount	1,431	371
Derivative liabilities, fair value	(15)	(19)
Currency swaps sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount		260
Derivative assets, fair value		36
Derivative liabilities, notional amount		0
Derivative liabilities, fair value		0
Exchange option purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	712	2,938
Derivative assets, fair value	2	18
Derivative liabilities, notional amount	254	1,176
Derivative liabilities, fair value	(7)	(15)
Exchange options sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	338	2,960
Derivative assets, fair value	5	26
Derivative liabilities, notional amount	707	1,208
Derivative liabilities, fair value	(2)	(23)
Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	3,132	512
Derivative liabilities, fair value	(307)	(134)
Term contracts sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	121	567
Derivative assets, fair value	1	38
Derivative liabilities, notional amount	644	370
Derivative liabilities, fair value	(259)	(46)
Term contracts purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	3,461	1,673
Derivative assets, fair value	3,131	473
Derivative liabilities, notional amount	497	854
Derivative liabilities, fair value	$ (48)	(87)
Options sales/purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount		47
Derivative assets, fair value		1
Derivative liabilities, notional amount		48
Derivative liabilities, fair value		$ (1)